Share Based Payment Arrangements - Summary of Changes to Outstanding PSUs (Details)				12 Months Ended
	Apr. 30, 2025 Party	Feb. 18, 2025 Party	Feb. 08, 2024 Party	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments, Granted | Party	27,917	38,566	30,842
Performance Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments, Balance, beginning of year | shares				155	184
Number of equity instruments, Granted | shares				58	46
Number of equity instruments, Reinvested | shares				4	1
Number of equity instruments, Settled | shares				(71)	(135)
Added due to performance conditions | shares				14	64
Number of equity instruments, Forfeited | shares				(3)	(5)
Number of equity instruments, Balance, end of year | shares				157	155
Weighted average grant date fair value, Balance, beginning of year | $				$ 127.72	$ 106.17
Weighted average grant date fair value, Granted | $				134.85	156.17
Weighted average grant date fair value, Reinvested | $				137.92	106.72
Weighted average grant date fair value, Settled | $				100.52	89.87
Added due to performance conditions | $				100.43	89.87
Weighted average grant date fair value, Forfeited | $				134.88	129.43
Weighted average grant date fair value, Balance, end of year | $				$ 140.35	$ 127.72